DUE TO BANKS AND CORRESPONDENTS	12 Months Ended
Dec. 31, 2025
DUE TO BANKS AND CORRESPONDENTS [Abstract]
DUE TO BANKS AND CORRESPONDENTS	DUE TO BANKS AND CORRESPONDENTS
a)    This item consists of the following:

	2025	2024
	S/(000)	S/(000)

International funds and others (b)	6,127,837	5,821,219
COFIDE and FONCODES credit line (c)	4,494,633	4,550,610
Inter-bank funds	10,001	350,000
	10,632,471	10,721,829
Interest payable	42,767	32,556
Total	10,675,238	10,754,385
b)    This item consists of the following:

	2025	2024
	S/(000)	S/(000)

State Bank of India	756,675	564,600
Corporación Financiera de Desarrollo (COFIDE)	631,987	115,760
Bank of America N.A.	605,340	564,600
Caixabank	605,340	590,948
Banco de la Nación	600,000	400,000
Wells Fargo Bank N.A.	486,290	–
Commerzbank AG	335,627	376,400
Sumitomo Mitsui Banking Corporation	302,670	752,800
Banco Interamericano de Desarrollo (BID)	184,825	–
Banco BCI	179,396	–
Banco Bice	175,205	104,425
Bank of New York Mellon	168,150	188,200
Japan International Cooperation Agency	168,150	–
Bancoldex	158,595	108,035
Standard Chartered Bank Hong Kong Ltd.	157,388	564,600
Banco BBVA Perú	127,743	110,000
JP Morgan Chase & Co.	104,526	45,365
ICBC Perú Bank S.A.	100,000	60,000
Banco Internacional	95,967	49,947
Banco Nacional de Bolivia S.A.	39,226	54,986
Banco Bisa S.A.	38,655	52,133
Banco de Occidente	35,501	34,162
Bancolombia S.A.	34,182	25,013
Citibank N.A.	697	376,401
Banco Security	4	47,710
International Finance Corporation (IFC) (i)	–	570,540
Others minors	35,698	64,594
Total	6,127,837	5,821,219
As of December 31, 2025, the loans have maturities between January 2026 and April 2035 (between January 2025 and April 2035 as of December 31, 2024) and bear interest at rates in soles that fluctuate between 4.78 percent and 11.40 percent (rates in soles between 5.03 percent and 7.86 percent as of December 31, 2024), and bear the following rates in foreign currency:

	2025		2024
	Min	Max	Min	Max
	%	%	%	%
U.S. Dollar	4.17	6.00	4.80	6.14
Boliviano	6.00	8.85	4.90	6.90
Colombian Peso	0.45	10.68	0.45	13.95
(i)    As of December 31, 2024, the Group maintain cross currency swaps (CCS) that were designated as cash flow hedges of certain repo operations in US Dollars for a nominal amount of US$60.0 million, equivalent to S/225.8 million, see Note 12(c).
c)    Promotional credit lines represent loans granted by Corporación Financiera de Desarrollo and Fondo de Cooperación para el Desarrollo Social (COFIDE and FONCODES for their Spanish acronyms, respectively) to promote the development of Peru, they mature between January 2026 and January 2032 and bear annual interest in soles at rates that fluctuate between 6.00 percent and 7.60 percent and interest in foreign currency at 7.75 percent as of December 31, 2025 (between January 2025 and January 2032 and with annual interest in soles at rates that fluctuate between 6.00 percent and 7.60 percent and interest in foreign currency between 7.75 percent as of December 31, 2024). These lines of credit are guaranteed with a portfolio of Fondo Mi Vivienda mortgage loans amounting S/4,494.6 million and S/4,550.6 million, as of December 31, 2025, and 2024 respectively.
d)    The following table presents the maturities of due to banks and correspondents as of December 31, 2025 and 2024 based on the period remaining to maturity:

	2025	2024
	S/(000)	S/(000)
Up to 3 months	3,008,544	2,137,820
From 3 months to 1 year	1,384,347	3,320,059
From 1 to 3 years	2,780,799	1,662,047
From 3 to 5 years	773,823	824,015
More than 5 years	2,684,958	2,777,888
Total	10,632,471	10,721,829
e)    As of December 31, 2025, and 2024, lines of credit granted by various local and foreign financial institutions, to be used for future operating activities total S/10,622.5 million and S/10,371.8 million, respectively.
f)    Certain debts to banks, correspondents and other entities include specific agreements on how the funds received should be used, the financial conditions that the Bank must maintain, as well as other administrative matters. In Management’s opinion, these specific agreements have been fulfilled by the Bank as of December 31, 2025, and 2024.